Document and Entity Information	Jul. 15, 2015
Prospectus:
Document Type	497
Document Period End Date	Jul. 15, 2015
Registrant Name	PROFESSIONALLY MANAGED PORTFOLIOS
Central Index Key	0000811030
Amendment Flag	false
Document Creation Date	Jul. 15, 2015
Document Effective Date	Jul. 15, 2015
Prospectus Date	Jun. 30, 2015
Osterweis Strategic Investment Fund | Investor Class
Prospectus:
Trading Symbol	OSTVX